Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Consolidated statements of comprehensive income
Net income	€ 194,946	€ 206,005	€ 328,799	€ 417,811
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI		524		(11,936)
FVOCI equity investments	13,647	9	13,647	8,676
Actuarial gain (loss) on defined benefit pension plans	(15,430)	97,113	(15,792)	240,299
Income tax (expense) benefit related to components of other comprehensive income not reclassified	4,814	(29,279)	4,908	(72,319)
Total	3,031	68,367	2,763	164,720
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(97,462)	1,038,976	(424,303)	1,324,313
FVOCI debt securities	(4,703)	(14,391)	3,286	(33,380)
Gain (loss) related to cash flow hedges	2,646	(2,036)	3,244	(436)
Cost of hedging	(430)	681	277	1,448
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	131	3,002	(1,644)	5,690
Total	(99,818)	1,026,232	(419,140)	1,297,635
Other comprehensive income (loss), net of tax	(96,787)	1,094,599	(416,377)	1,462,355
Total comprehensive income (loss)	98,159	1,300,604	(87,578)	1,880,166
Comprehensive income attributable to noncontrolling interests	55,324	141,748	76,777	221,215
Comprehensive income (loss) attributable to shareholders of FMC AG & Co. KGaA	€ 42,835	€ 1,158,856	€ (164,355)	€ 1,658,951